Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Expense

The income tax expense of the Group are analyzed as follows:

	Year ended December 31,
	2017 RMB’million	2018 RMB’million	2019 RMB’million
Current income tax	353	255	703
Deferred income tax (note b)	(75)	(84)	(140)
Total income tax expense	278	171	563

Summary of Reconciliation of Income Tax	The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2017, 2018 and 2019,being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2017 RMB’million	2018 RMB’million	2019 RMB’million
Profit before income tax expense	1,597	2,003	4,540
Tax calculated at a tax rate of 25%	399	501	1,135
Effects of different tax rates applicable to different subsidiaries of the Group	(56)	396	(36)
Effects of tax holiday on assessable profit of certain subsidiaries	(39)	(530)	(88)
Effects of tax holiday of a subsidiary recognized for prior year	-	(116)	-
Effects of preferential tax rate on assessable profit of certain subsidiaries	(161)	(230)	(556)
Expense not deductible for tax purposes	107	156	133
Income not subject to tax	(10)	(2)	-
Unrecognized deferred income tax assets	81	37	16
Utilization of previously unrecognized tax assets	(45)	(40)	(50)
Others	2	(1)	9
	278	171	563

Summary of Amount and Per Share Effect of Tax Holiday

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2017 RMB’million	2018 RMB’million	2019 RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	39	646	88
Per ordinary share effect—basic	0.01	0.21	0.03
Per ordinary share effect—diluted	0.01	0.20	0.03

Summary of Profit Before Tax	The Group’s profit before tax consists of:
	Year ended December 31,
	2017 RMB’million	2018 RMB’million	2019 RMB’million
Non-PRC	266	(1,579)	470
PRC	1,331	3,582	4,070
	1,597	2,003	4,540

Summary of Deferred Tax Assets and Deferred Tax Liabilities

	As at December 31,
	2018	2019
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	39	61
Deferred revenue	30	46
Accruals	40	74
Deemed distribution arising from carve out of Tencent Music Business	19	13
Others	3	6
Total deferred tax assets	131	200
Set-off of deferred tax liabilities pursuant to set-off provisions	(8)	(8)
Net deferred tax assets	123	192
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	362	305
Total deferred tax liabilities	362	305
Set-off of deferred tax liabilities pursuant to set-off provisions	(8)	(8)
Net deferred liabilities	354	297

Summary of Recovery of Deferred Income Tax

The recovery of deferred income tax:

	As at December 31,
	2018	2019
	RMB’million	RMB’million
Deferred tax assets:
to be recovered after more than 12 months	44	43
to be recovered within 12 months	79	149
	123	192
Deferred tax liabilities:
to be recovered after more than 12 months	284	229
to be recovered within 12 months	70	68
	354	297

Summary of Movements of Deferred Income Tax Assets

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Deemed distribution	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2018	6	24	45	25	6	106
Credited/(charged) to income statement	33	6	(5)	(6)	(3)	25
At December 31, 2018	39	30	40	19	3	131
Credited/(charged) to income statement	22	16	34	(6)	3	69
At December 31, 2019	61	46	74	13	6	200

Disclosure of Movement of Deferred Income Tax Liabilities Explanatory

The movements of deferred income tax liabilities were as follows:

	Intangible assets RMB’million	Others RMB’million	Total RMB’million
At January 1, 2018	300	5	305
Credited to income statement	(54)	(5)	(59)
Business combination	116	-	116
At December 31, 2018	362	-	362
Credited to income statement	(71)	-	(71)
Business combination	14	-	14
At December 31, 2019	305	-	305